Consolidated Statements of Operations and Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Net sales	$ 1,656.9	$ 1,493.8	$ 1,321.3
Cost of goods sold	(1,078.1)	(987.4)	(902.0)
Gross profit	578.8	506.4	419.3
Selling, general and administrative expenses	(245.5)	(224.4)	(218.6)
Research and development expenses	(31.7)	(33.1)	(37.2)
Asset impairments			(16.9)
Asbestos adjustments	33.4	(195.8)	(117.1)
Operating income	335.0	53.1	29.5
Interest expense	(9.8)	(4.5)	(5.5)
Interest income	2.3	3.4	7.9
Other (expense) income	(4.9)	2.6	1.8
Income before income taxes	322.6	54.6	33.7
Income tax (expense) benefit	(31.3)	44.9	11.8
Net income	291.3	99.5	45.5
Income per share - basic:
Basic	$ 0.65	$ 0.22	$ 0.10
Diluted	$ 0.65	$ 0.22	$ 0.10
Weighted average common shares outstanding (Millions):
Basic	445.0	442.6	439.2
Diluted	446.4	444.6	440.6
Comprehensive income, net of tax:
Net income	291.3	99.5	45.5
Unrealized gain on investments			0.9
Cash flow hedges	(0.6)	0.9
Currency translation adjustments	(32.9)	(15.2)	(2.9)
Comprehensive income:	$ 257.8	$ 85.2	$ 43.5